CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 2,640	$ 177	$ 51,544		$ (49,081)
Balance, shares at Dec. 31, 2009		5,102,778
Issuance of shares and warrants, net of issuance expenses of $139 (private placement)	5,361	36	5,325
Issuance of shares and warrants, net of issuance expenses of $139 (private placement), shares		643,278
Share-based compensation	564		564
Exercise of options	643	9	634
Exercise of options, shares		163,822
Classification of warrants to equity	772		772
Exercise of warrants	353	12	341
Exercise of warrants, shares		235,146
Net income (loss)	570				570
Other comprehensive loss
Balance at Dec. 31, 2010	10,903	234	59,180		(48,511)
Balance, shares at Dec. 31, 2010		6,145,024
Share-based compensation	823		823
Exercise of options	144	5	139
Exercise of options, shares		76,143
Exercise of warrants	623	11	612
Exercise of warrants, shares		194,531
Net income (loss)	(1,904)				(1,904)
Other comprehensive loss	(197)			197
Balance at Dec. 31, 2011	10,392	250	60,754	(197)	(50,415)
Balance, shares at Dec. 31, 2011	6,415,698	6,415,698
Share-based compensation	672		672
Exercise of options	45	1	44
Exercise of options, shares		34,082
Net income (loss)	(5,987)				(5,987)
Other comprehensive loss	(125)			(125)
Balance at Dec. 31, 2012	$ 4,997	$ 251	$ 61,470	$ (322)	$ (56,402)
Balance, shares at Dec. 31, 2012	6,449,780	6,449,780